Goldman Sachs Mid Cap Growth Fund Expense Example - Class A C Inst Serv Inv R R6 Shares [Member] - Goldman Sachs Mid Cap Growth Fund	Aug. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 661
Expense Example, with Redemption, 3 Years	940
Expense Example, with Redemption, 5 Years	1,239
Expense Example, with Redemption, 10 Years	2,088
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	293
Expense Example, with Redemption, 3 Years	643
Expense Example, with Redemption, 5 Years	1,119
Expense Example, with Redemption, 10 Years	2,434
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,222
Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	809
Expense Example, with Redemption, 10 Years	1,788
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	596
Expense Example, with Redemption, 10 Years	1,343
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	490
Expense Example, with Redemption, 5 Years	861
Expense Example, with Redemption, 10 Years	1,903
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	302
Expense Example, with Redemption, 5 Years	537
Expense Example, with Redemption, 10 Years	$ 1,210